Investment in Equity Investees	12 Months Ended
Dec. 31, 2011
Investment in Equity Investees
9.	INVESTMENT IN EQUITY INVESTEES

Name of the Equity Investees	Equity Interest Owned by the Company
	At December 31, 2010	At December 31, 2011

Shanghai Tonghua Network Technology Co., Ltd. (“ Tonghua”)	30.00%	30.00%
Beijing Huayi Giant Information Technology Co., Ltd. (“Huayi Giant Information”)	34.00%	34.00%
Juxi Network		41.98%
Juxian Network		40.80%
Yunfeng E-commerce A Fund, L.P. and Yunfeng E -Commerce B Fund, L.P. (Collectively known as the “Yunfeng Fund”)		10.42%

	At December 31, 2010			Increased (decreased) during the year ended December 31, 2011		At December 31, 2011
	Cost of Investments (RMB)	Share of equity income (RMB)	Investment in equity investees (RMB)	Cost of investments (RMB)	Share of equity income (RMB)	Cost of investments (RMB)	Share of equity income (RMB)	Investment in equity investees (RMB)	Investment in equity investees (US$)

Tonghua	3,000,000	(648,106)	2,351,894	—	(1,083,151)	3,000,000	(1,731,257)	1,268,743	201,583
Huayi Giant Information	32,774,051	—	32,774,051	(4,782)	538,265	32,769,269	538,265	33,307,534	5,292,034
Juxi Network (Note 4)	—	—	—	6,128,039	(163,888)	6,128,039	(163,888)	5,964,151	947,608
Juxian Network (Note 4)	—	—	—	1,319,023	(1,191,127)	1,319,023	(1,191,127)	127,896	20,321
Yunfeng Fund (1)	—	—	—	317,050,000	(6,318,100)	317,050,000	(6,318,100)	310,731,900	49,370,326

Total	35,774,051	(648,106)	35,125,945	324,492,280	(8,218,001)	360,266,331	(8,866,107)	351,400,224	55,831,872

(1)	In September 2011, the Company invested an aggregate amount of RMB317,050,000 (US$50,374,172) as a limited partner in Yunfeng Fund, for the purpose of purchasing shares of Alibaba Group Holdings Limited (the “Alibaba Group”), China’s leading e-commerce company. Yunfeng Fund has purchased ordinary shares of the Alibaba Group at a price per share of US$13.50. The term of the Yunfeng Fund is 10 years, which may be extended for additional successive one-year periods up to a maximum of two years, and may be further extended upon the written election or vote of a majority in interest of the limited partners.

Given that the Company holds more than three percent interest in Yunfeng Fund and the significance of this investment, the investment is accounted for under the equity method as prescribed in ASC323-10. As of and for the year ended December 31, 2011, the total assets, liabilities and operating loss of Yunfeng fund were RMB3,051,110,433 (US$484,772,626), RMB89,687,234 (US$14,249,866) and RMB63,008,814 (US$10,011,092), respectively.

There were no impairment indicators present associated with the investment in these equity investees as at December 31, 2010 and 2011.